Share Capital (Details)	9 Months Ended
Sep. 30, 2022 shares
Warrant [Member]
Share Capital (Details) [Line Items]
Shares issued	48,268,611
Business Combination [Member]
Share Capital (Details) [Line Items]
Recapitalization resulted, description	The recapitalization resulted in a 46.25783-for-one stock split and a change in the par value of the ordinary shares from NIS 0.01 per share to NIS 0.000216 per share